Disaggregation of Revenue	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Disaggregation of Revenue

3. Disaggregation of revenue

The following table shows the Company’s revenue disaggregated by transaction model:

	Year Ended December 31,
(in thousands)	2020	2019	2018
Open platform transactions	$573,242	$399,945	$291,331
Private platform transactions	$11,572	8,060	5,579

Revenue	$584,814	$408,005	$296,910

The following table shows the Company’s revenue disaggregated by product vertical:

	Year Ended December 31,
(in thousands)	2020	2019	2018
Property & casualty insurance	$397,710	$219,467	$162,088
Health insurance	139,796	104,261	71,437
Life insurance	30,313	33,012	28,542
Other	16,995	51,265	34,843

Revenue	$584,814	$408,005	$296,910